CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue from translation and consulting services	$ 7,240	$ 6,133	$ 13,394	$ 11,657	$ 23,961	$ 20,511
Operating expenses:
Cost of revenue (exclusive of depreciation and amortization)	4,331	3,743	8,270	7,156	14,577	13,299
Sales and marketing	863	839	1,637	1,585	3,212	2,432
Research and development	372	214	832	385	923	1,097
General and administrative	1,213	949	2,311	1,897	4,168	3,868
Depreciation and amortization	238	204	479	393	825	772
Total operating expenses	7,017	5,949	13,529	11,416	23,705	21,468
Income (loss) from operations	223	184	(135)	241	256	(957)
Other income (expense):
Interest expense	(21)	(27)	(44)	(56)	(110)	(99)
Foreign currency transaction gain (loss)	(4)	(4)	(3)	(3)	(12)	61
Total other expense, net	(25)	(31)	(47)	(59)	(122)	(38)
Income (loss) before income taxes	198	153	(182)	182	134	(995)
Income tax expense	14	6	34	19	96	57
Net income (loss)	184	147	(216)	163	38	(1,052)
Effect of foreign currency translation adjustments	(4)	17	(10)	(35)	10	(25)
Comprehensive income (loss)	$ 180	$ 164	$ (226)	$ 128	$ 48	$ (1,077)
Income (loss) per common share - basic & diluted (in dollars per share)					$ 0.01	$ (0.26)
Income (loss) per common share - basic (in dollars per share)	$ 0.05	$ 0.04	$ (0.05)	$ 0.04	$ 0	$ (0.06)
Income (loss) per common share - diluted (in dollars per share)	$ 0.04	$ 0.04	$ (0.05)	$ 0.04	$ 0	$ (0.06)
Weighted average shares outstanding - basic (in shares)	4,067	4,067	4,067	4,067	4,067	4,050
Weighted average shares outstanding - diluted (in shares)	4,170	4,077	4,067	4,077	4,102	4,050